SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per common share (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income						$ 2,516,752	$ 6,639,430
Unrealized gain (loss) on marketable securities held in Trust Account					$ 45,988	1,276	45,988
Net income allocable to Class A common stock subject to possible redemption	$ (8,823,514)	$ (53,585,867)	$ (16,497,280)	$ (25,340,816)	$ (14,682,592)	$ (72,459,185)	(14,682,592)
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption					21,438,529	27,526,131
Numerator: Net loss minus net earnings
Net loss	$ (8,823,514)	$ (53,585,867)	$ (16,497,280)	$ (25,340,816)	$ (14,682,592)	$ (72,459,185)	$ (14,682,592)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock					21,438,529	27,526,131
Basic and diluted net loss per share, Non-redeemable common stock					$ (0.91)	$ (2.68)
Class A Common Stock Subject to Possible Redemption [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income					$ 6,410,370	$ 1,959,040
Unrealized gain (loss) on marketable securities held in Trust Account					44,401	993
Less: Company's portion available to be withdrawn to pay taxes					(1,344,722)	(534,953)
Less: Company's portion available to be withdrawn for working capital purposes					(241,375)	(194,600)
Net income allocable to Class A common stock subject to possible redemption					$ 4,868,674	$ 1,230,480
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption					61,961,631	58,723,869
Basic and diluted net income per share, Class A common stock subject to possible redemption					$ 0.08	$ 0.02
Numerator: Net loss minus net earnings
Net loss					$ 4,868,674	$ 1,230,480
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock					61,961,631	58,723,869
Non-Redeemable Common Stock [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Net income allocable to Class A common stock subject to possible redemption					$ (14,682,592)	$ (72,459,185)
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption					21,438,529	27,526,131
Numerator: Net loss minus net earnings
Net loss					$ (14,682,592)	$ (72,459,185)
Less: Income attributable to Class A common stock subject to possible redemption					(4,868,674)	(1,230,480)
Non-redeemable net loss					$ (19,551,226)	$ (73,689,665)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock					21,438,529	27,526,131
Basic and diluted net loss per share, Non-redeemable common stock					$ (0.91)	$ (2.68)
Class B Common Stock [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Net income allocable to Class A common stock subject to possible redemption					$ 0	$ 0
Numerator: Net loss minus net earnings
Net loss					$ 0	$ 0